CONSOLIDATED STATEMENTS OF INCOME - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTEREST INCOME:
Finance Charges		$ 213,087,060	$ 200,577,584	$ 172,804,055
Net Investment Income		6,882,483	7,353,236	7,134,054
Total Interest Income		219,969,543	207,930,820	179,938,109
INTEREST EXPENSE:
Senior Debt		20,281,290	18,663,910	12,993,358
Subordinated Debt		922,083	849,174	888,482
Total interest expense		21,203,373	19,513,084	13,881,840
NET INTEREST INCOME		198,766,170	188,417,736	166,056,269
Provision for loan losses	[1]	56,689,484	59,695,888	39,207,197
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		142,076,686	128,721,848	126,849,072
NET INSURANCE INCOME:
Premiums		49,780,940	49,355,186	44,387,227
Insurance Claims and Expense		(15,489,876)	(13,451,858)	(11,934,887)
Total Insurance Income		34,291,064	35,903,328	32,452,340
OTHER REVENUE		5,419,562	6,046,716	5,732,236
OPERATING EXPENSES:
Personnel Expense		99,684,473	93,820,162	91,585,822
Occupancy Expense		17,568,423	18,167,252	17,250,698
Other Expense		45,257,347	41,556,893	35,644,204
Total Operating Expenses		162,510,243	153,544,307	144,480,724
INCOME BEFORE INCOME TAXES		19,277,069	17,127,585	20,552,924
Provision for Income Taxes	[2]	3,386,807	3,779,212	3,211,993
Net Income (Loss)		$ 15,890,262	$ 13,348,373	$ 17,340,931
BASIC EARNINGS PER SHARE		$ 93.47	$ 78.52	$ 102.01

[1]	See Note 2.
[2]	See Note 12.